SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Licensed copyrights	Dec. 31, 2012 Advertising license	Dec. 31, 2012 Technology Based Intangible Assets [Member]	Dec. 31, 2012 Non-compete agreement	Dec. 31, 2012 Customer relationship	Dec. 31, 2012 User generated content
Intangible assets
Weighted-average useful life of an intangible asset					2 years 6 months 22 days	28 years	5 years	3 years	5 years	2 years
Impairment of intangible assets with indefinite useful lives		0	0	0
Revenue recognition
Sub-licensing revenues	15,424,000	96,091,000	31,486,000	7,890,000
Amount of carrying values of broadcasting rights given up, recorded for the barter transaction
Gain(loss) recognized on nonmonetary transactions to exchange online broadcasting rights		0
Commissions to third-party advertising agencies
Commissions to third-party advertising agencies	71,052,000	442,663,000	180,644,000	86,602,000
Value-added tax and business tax
Number of additional regions to which pilot value-added tax reform program has been expanded	8	8
Cultural business construction fees prior to implementation of the pilot VAT reform program (as a percent)	8.60%	8.60%
VAT rate on online advertising services (as a percent)	6.00%	6.00%
Surcharges on VAT rate on online advertising services (as a percent)	12.00%	12.00%
Cultural business construction fee (as a percent)	3.00%	3.00%
VAT and business tax	27,172,000	169,283,000	90,215,000	38,472,000
Advertising expenses
Advertising expense	6,862,000	42,748,000	40,290,000	15,790,000
Government subsidies
Government subsidies recorded as other income	710,000	4,426,000
Leases
Capital Leases		0	0	0